UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Capital Growth Fund

	Shares	Value ($)

Common Stocks 96.0%
Consumer Discretionary 10.2%
Automobiles 0.5%
Harley-Davidson, Inc. (a)	271,700	9,851,842
Hotels Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	271,700	8,678,098
McDonald's Corp.	569,800	32,034,156

		40,712,254
Media 0.5%
Omnicom Group, Inc. (a)	206,000	9,245,280
Multiline Retail 2.7%
Kohl's Corp.* (a)	581,500	23,283,260

Target Corp.	585,600	27,224,544

		50,507,804
Specialty Retail 3.8%
Best Buy Co., Inc. (a)	237,100	9,389,160
Dick's Sporting Goods, Inc.* (a)	343,500	6,093,690
GameStop Corp. "A"* (a)	333,500	13,473,400
Lowe's Companies, Inc.	449,500	9,327,125
Staples, Inc.	892,950	21,207,562
Tiffany & Co.	291,600	11,882,700

		71,373,637
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	140,200	8,357,322
Consumer Staples 9.3%
Beverages 3.6%
Diageo PLC	978,722	18,013,073
PepsiCo, Inc.	753,700	47,927,783

		65,940,856
Food & Staples Retailing 1.4%
Shoppers Drug Mart Corp. (a)	208,600	11,433,416
Walgreen Co.	464,900	15,113,899

		26,547,315
Food Products 2.5%
Dean Foods Co.*	716,900	14,065,578
Groupe DANONE	217,746	15,290,237
Kellogg Co.	349,700	16,792,594

		46,148,409
Household Products 1.8%
Colgate-Palmolive Co.	298,100	20,598,710
Procter & Gamble Co.	202,900	12,338,349

		32,937,059
Energy 15.6%
Energy Equipment & Services 8.2%
Baker Hughes, Inc.	427,200	37,311,648
Halliburton Co.	303,100	16,085,517
Noble Corp.	329,100	21,378,336
Schlumberger Ltd.	539,500	57,958,485
Transocean, Inc.*	122,516	18,670,213

		151,404,199
Oil, Gas & Consumable Fuels 7.4%
ConocoPhillips	226,150	21,346,299
Devon Energy Corp.	357,800	42,993,248
EOG Resources, Inc.	256,000	33,587,200
XTO Energy, Inc.	590,775	40,473,995

		138,400,742
Financials 3.4%
Capital Markets 1.2%
State Street Corp.	359,800	23,023,602
Diversified Financial Services 0.9%
CME Group, Inc. (a)	41,988	16,089,382
Insurance 1.3%
Aflac, Inc.	392,130	24,625,764

Health Care 18.0%
Biotechnology 5.2%
Celgene Corp.*	315,000	20,119,050
Genentech, Inc.*	372,400	28,265,160
Gilead Sciences, Inc.*	921,200	48,777,540

		97,161,750
Health Care Equipment & Supplies 6.0%
Baxter International, Inc.	619,000	39,578,860
C.R. Bard, Inc.	208,600	18,346,370
Hologic, Inc.*	387,800	8,454,040
Medtronic, Inc.	486,200	25,160,850
Zimmer Holdings, Inc.*	292,930	19,933,887

		111,474,007
Health Care Providers & Services 1.3%
Laboratory Corp. of America Holdings*	226,000	15,736,380
UnitedHealth Group, Inc.	297,300	7,804,125

		23,540,505
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.*	354,400	19,750,712
Pharmaceuticals 4.4%
Abbott Laboratories	408,000	21,611,760
Eli Lilly & Co.	198,200	9,148,912
Johnson & Johnson	784,306	50,462,248

		81,222,920
Industrials 9.7%
Aerospace & Defense 4.0%
Goodrich Corp.	446,600	21,195,636
Honeywell International, Inc.	525,800	26,437,224
United Technologies Corp.	431,200	26,605,040

		74,237,900
Electrical Equipment 1.4%
Emerson Electric Co.	525,400	25,981,030
Industrial Conglomerates 0.9%
General Electric Co.	632,400	16,878,756
Machinery 1.3%
Caterpillar, Inc.	142,000	10,482,440
Parker Hannifin Corp.	179,600	12,809,072

		23,291,512
Road & Rail 2.1%
Canadian National Railway Co. (a)	535,200	25,732,416
Norfolk Southern Corp. (a)	215,000	13,474,050

		39,206,466
Information Technology 21.9%
Communications Equipment 3.2%
Cisco Systems, Inc.*	1,205,350	28,036,441
QUALCOMM, Inc.	591,500	26,244,855
Research In Motion Ltd.*	40,300	4,711,070

		58,992,366
Computers & Peripherals 6.8%
Apple, Inc.*	288,500	48,306,440
EMC Corp.*	1,436,600	21,103,654
Hewlett-Packard Co.	512,700	22,666,467

International Business Machines Corp.	289,200	34,278,876

		126,355,437
Electronic Equipment & Instruments 1.1%
Mettler-Toledo International, Inc.*	208,500	19,778,310
Internet Software & Services 1.1%
Google, Inc. "A"*	38,700	20,372,454
IT Services 3.5%
Accenture Ltd. "A" (a)	699,700	28,491,784
Fiserv, Inc.*	294,800	13,375,076
Visa, Inc. "A"*	273,900	22,270,809

		64,137,669
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Corp. "A"*	337,650	9,214,468
Intel Corp.	1,636,290	35,147,509

		44,361,977
Software 3.8%
Adobe Systems, Inc.*	573,100	22,574,409
Electronic Arts, Inc.*	319,000	14,173,170
Microsoft Corp.	1,257,080	34,582,271

		71,329,850
Materials 6.1%
Chemicals 5.0%
Ecolab, Inc.	427,600	18,382,524
Monsanto Co.	331,600	41,927,504
Praxair, Inc.	346,100	32,616,464

		92,926,492
Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc. (a)	179,400	21,023,886
Telecommunication Services 1.3%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	453,200	15,268,308
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	223,500	9,442,875
Utilities 0.5%
Electric Utilities
Allegheny Energy, Inc.	170,900	8,563,799

Total Common Stocks (Cost $1,242,952,933)		1,780,464,448
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $88,089,220)	88,089,220	88,089,220
Cash Equivalents 3.9%
Cash Management QP Trust, 2.49% (b) (Cost $71,412,862)	71,412,862	71,412,862

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,402,455,015) †	104.7	1,939,966,530
Other Assets and Liabilities, Net	(4.7)	(86,292,806)

Net Assets	100.0	1,853,673,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,405,098,139. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $534,868,391. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $609,078,993 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $74,210,602.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $84,998,411 which is 4.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008